Goodwill and Intangible Assets, Net - Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2014 USD ($)	Feb. 07, 2014 CNY
Goodwill [Roll Forward]
Balance as of January 1		$ 1,814,135	11,237,406
Goodwill acquired	11,237,406
Foreign currency translation adjustment	18,579
Balance as of December 31	11,255,985	$ 1,814,135	11,237,406